SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	14. Subsequent Events The Companies have evaluated and disclosed subsequent events from April 30, 2013 through the issuance date of the Form 10-Q.	21. SUBSEQUENT EVENTS: The Companies have evaluated subsequent events thru the issuance of the financial statements.